ADVANCES RELATED PARTY	12 Months Ended
Dec. 31, 2023
ADVANCES RELATED PARTY

NOTE 9 – ADVANCES RELATED PARTY

Notes payable from related parties consisted of advances made for operating expenses from one Board member. An initial note from April 17, 2023 for $1,000,000 that was remitted to the Company in cash was subsequently converted into stock August 28, 2023. In the same Agreement of August 28, 2023, an additional 1,000,000 was invested at $1.00 per share.

A total of 2,000,000 shares were issued pursuant to the August 28, 2023 agreement, and the initial $1,000,000 note was converted to stock and the note cancelled.

A subsequent new note was made for operating expenses and was signed October 24, 2023. This new note was for $1,000,000 with maturity October 24, 2023.

An initial remittance of $500,000 was received October 11, 2023; a second remittance was received of $250,000 on October 31,2023. As of December 31, 2023 a total of $750,000 was received under the second note and the accrued interest was 15,479.